Purchase Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Purchase Obligations
Schedule of Other Financial Commitments

€ millions	2022	2021
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	144	99
Other purchase obligations	7,491	4,680
Purchase obligations	7,635	4,779

Schedule of Maturities of Other Financial Commitments

€ millions	12/31/2022
Purchase Obligations
Due 2023	1,682
Due 2024 to 2027	4,441
Due thereafter	1,512
Total	7,635